Related party transactions (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
Receivables/(payables) with SeaMex Joint Venture as at December 31, 2017 consisted of the following:

(In $ millions)	December 31, 2017	December 31, 2016
Seller’s credit	250	250
$45 million loan facility	45	45
Interest on long-term funding and sellers credit	50	22
Other receivables	32	31
Other payables	(3)	(2)
During the years ended December 31, 2017, 2016 and 2015, we incurred the following lease costs on units leased from the Ship Finance subsidiaries.

	Year ended December 31,
(US$ millions)	2017	2016	2015
West Hercules	56	57	55
West Taurus	51	52	57
West Linus	83	82	81
Total	190	191	193

These lease costs are eliminated on consolidation.
The net income/(expense) with Seadrill Partners for the years ended December 31, 2017, 2016, and 2015 were as follows:

	Year ended December 31,
(In US$ millions)	2017	2016	2015
Management fees charged to Seadrill Partners - Other revenues (a) and (b)	75	65	75
Rig operating expenses charged to Seadrill Partners - Other revenues (c)	23	25	29
Contingent consideration	27	21	47
Insurance premiums charged to Seadrill Partners (d)	11	16	20
Rig operating costs charged by Seadrill Partners (e)	(5)	(11)	(13)
Bareboat charter arrangements (f)	3	10	(2)
Intercompany inventory purchases	(2)	(1)	—
Interest expenses charged to Seadrill Partners (g)	6	12	16
Interest recognized on deferred consideration receivable	5	5	8
Derivatives recharged to Seadrill Partners (h)	1	4	10
Net related party income from Seadrill Partners	144	146	190
Receivables/(payables) with Seadrill Partners and its subsidiaries as at December 31, 2017 and 2016 consisted of the following balances:

(In US$ millions)	December 31, 2017	December 31, 2016
Rig financing agreements and Loan Agreements (i)	25	160
$109.5 million Vendor financing loan (j)	—	—
Deferred consideration receivable (k)	52	61
Other receivables (l)	157	189
Other payables (l)	(24)	(80)